Institutional Class Z [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Institutional Z | Harding Loevner International Small Companies Portfolio | Institutional Class Z
Prospectus [Line Items]
Annual Return [Percent]	15.22%	(6.67%)